Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 405,450,000.00
Total Fee Amount	55,992.64
Total Offset Amount	0.00
Net Fee	$ 55,992.64
Offering Table N/A
Offset Table N/A	N/A